UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                      MERCANTILE ABSOLUTE RETURN FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5587

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS






MERCANTILE ABSOLUTE RETURN
FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2006

MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
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
INVESTMENT FUNDS                                                  COST           VALUE       % OF NET ASSETS
CREDIT BASED
  Arx Global High Yield Securities Fund I, L.P.               $ 1,500,000     $ 2,362,094              4.25%
  Blue Mountain Credit, L.P.                                    2,000,000       2,288,521              4.11
  Chatham Asset Partners High Yield Fund, L.P.                  1,550,983       1,823,953              3.28
  GSO Special Situations, L.P.                                  1,500,000       1,613,090              2.90
  Satellite Credit Opportunities Fund, Ltd.                     1,060,200       1,625,816              2.92
                                                              -----------     -----------      ------------
          Total Credit Based                                    7,611,183       9,713,474             17.46
EVENT-DRIVEN
  Aspen Partners, L.P.                                            211,298         414,472              0.74
  Cerberus Partners, L.P.                                       2,000,000       3,587,680              6.45
  Farallon Capital Offshore Investors, Inc.                     2,000,000       3,406,074              6.12
  Sopris Capital Partners, L.P.                                 1,318,000       1,353,222              2.43
  Taconic Opportunity Fund, L.P.                                2,000,000       2,152,759              3.87
                                                              -----------     -----------      ------------
          Total Event-Driven                                    7,529,298      10,914,207             19.61
FIXED INCOME ARBITRAGE
  BlueCrest Capital, L.P.                                       2,250,000       2,849,417              5.12
  Brevan Howard, L.P.                                           1,750,000       2,076,733              3.73
  Grossman Currency Fund, L.P.                                    700,000         803,092              1.44
  Julius Baer Diversified Fixed Income Hedge Fund               1,500,000       1,505,850              2.71
  PIMCO Global Relative Value Fund, L.L.C.                        870,346         990,282              1.78
  South Hill Trading Corp.                                      1,750,000       2,074,219              3.73
  The Obsidian Fund, L.L.C.                                     1,811,552       2,162,114              3.88
                                                              -----------     -----------      ------------
          Total Fixed Income Arbitrage                         10,631,898      12,461,707             22.39
HEDGED EQUITY
  32 Capital Fund, L.L.C.                                       1,000,000       1,178,822              2.12
  Ascend Partners Fund II, L.P.                                 1,064,378       1,101,851              1.98
  GCM Little Arbor Institutional Partners, L.P.                 1,000,000       1,015,932              1.83
  Lazard Japan Carina Fund, L.P.                                1,000,000         985,406              1.77
  SCP Domestic Fund, L.P.                                       1,000,000         972,052              1.75
  Thruway Partners, L.P.                                        1,000,000       1,130,804              2.03
  Walker Smith (QP), L.P.                                       1,500,000       1,507,434              2.71
                                                              -----------     -----------      ------------
          Total Hedged Equity                                   7,564,378       7,892,301             14.19
MULTI-STRATEGY
  Amaranth Partners, L.L.C.                                     2,322,791       4,071,960              7.32
  Canyon Value Realization Fund, L.P.                           2,500,000       3,774,398              6.78
  Elliott Associates, L.P.                                      2,000,000       3,140,747              5.64
  Perry Partners, L.P.                                          2,000,000       2,923,716              5.26
                                                              -----------     -----------      ------------
          Total Multi-Strategy                                  8,822,791      13,910,821             25.00
                                                              -----------     -----------      ------------
          Total Investments                                   $42,159,548     $54,892,510             98.65%
                                                              ===========     ===========      ============


* Percentages are based on net assets of $55,644,086. The aggregate cost of investments for tax purposes was
$42,159,548. Net unrealized appreciation on investments for tax purposes was $12,732,962 consisting of
$12,775,504 of gross unrealized appreciation and $42,542 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 98.65% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 24, 2006


/s/ David L. Meyer
----------------------
David L. Meyer
Principal Financial Officer

Date: August 24, 2006